TRANSACTIONS WITH RELATED PARTIES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of financial situation -
Direct loans	S/ 1,468,211	S/ 1,181,648
Available-for-sale investments and trading securities	715,490	433,517
Deposits	(1,022,462)	(264,564)
Trading derivatives	(2,674)	1,074
Statement of income
Interest income related to loans - income	23,992	28,872
Interest expenses related to deposits - expense	(8,342)	(8,001)
Other income	7,247	9,098
Off balance sheet [Abstract]
Indirect loans	S/ 385,360	S/ 236,106